Net Income Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Net Income Per Share

NOTE G – NET INCOME PER SHARE

The following table provides the computation of basic and diluted net income per share for the years ended December 31, 2014, 2013 and 2012 (in thousands, except per share amounts):

	Year Ended December 31,
	2014	2013	2012
Net income	$1,132	$2,033	$65

Basic weighted average shares outstanding	53,483	48,263	45,027
Effect of potentially dilutive securities	2,533	4,512	3,688

Diluted weighted average shares outstanding	56,016	52,775	48,715

Basic net income per share	$0.02	$0.04	$0.00

Diluted net income per share	$0.02	$0.04	$0.00

For the year ended December 31, 2014, there were 400,000 options and no warrants excluded from the calculation of diluted earnings per share as anti-dilutive. For the year ended December 31, 2013, there were 341,000 options and no warrants excluded from the calculation of diluted earnings per share as anti-dilutive. For the year ended December 31, 2012, there were no outstanding options or warrants excluded from the calculation of diluted earnings per share as anti-dilutive.